Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Related Party Text Block Abstract
Schedule of information about other related party transactions
	2022 A$	2021 A$	2020 A$

Amounts settled in cash or shares for goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	154,364	110,607	142,347
Legal services by key management personnel (ii)	20,000	-	-

	2021 A$	2021 A$	2020 A$
Amounts settled in cash or shares during the period
Rental of an office suite from Wattle Laboratories Pty Ltd	42,364	40,607	41,369
Services rendered by Grandlodge Capital Pty Ltd	112,000	70,000	100,978
	154,364	110,607	142,347

Schedule of outstanding balances transactions with related parties
	2022 A$	2021 A$	2020 A$
Current payables (purchases of goods and services)
Entities controlled by key management personnel	77,000	70,000	-